Income Taxes (Details) - Schedule of Components of Income Tax Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Components of Income Tax Expenses [Abstract]
Current	$ 24,988	$ 17,549	$ 92,816
Deferred
Total	$ 24,988	$ 17,549	$ 92,816